LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                             COMBINED BALANCE SHEET
                              As Of June 30, 2000
                                  (Unaudited)

This report is submitted for the general information of owners of Life Insurance Company of North America Seperate Account A contracts. The Separate Accoutn does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

Life Insurance Company of North America
Philadelphia, PA

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                             COMBINED BALANCE SHEET
                              As Of June 30, 2000
                                  (Unaudited)

ASSETS


Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.

1,573,587   qualified shares                   (Cost $10,260,099)   $ 15,040,429
  228,541   non-qualified shares               (Cost $ 1,890,765)   $  2,185,098

Oppenheimer Multiple Strategies Fund
(formerly Oppenheimer)

   72,380   qualified shares                   (Cost $   800,839)   $  1,031,423
   11,802   non-qualified shares               (Cost $   144,146)   $    168,184

Delaware Group Decatur Fund, Inc.

   632,275  qualified shares                   (Cost $ 7,364,311)   $  9,774,969
   198,044  non-qualified shares               (Cost $ 2,291,966)   $  3,061,260

Windsor Fund

   451,222  qualified shares                   (Cost $5,095,754)    $  6,723,208
    91,378  non-qualified shares               (Cost $1,256,560)    $  1,361,532

Dreyfus Third Century Fund

   921,075  qualified shares                    (Cost $4,454,559)   $ 13,631,907
    28,120  non-qualified shares                (Cost  $173,012)    $    416,185

Windsor Fund B

    205,158 qualified shares                    (Cost $3,453,598)   $  3,093,620
     65,734 non-qualified shares                (Cost $1,089,532)   $    979,444

CIGNA High Yield Fund, Inc.

     43,793 qualified shares                    (Cost $  466,667)   $    310,927
    127,094 non-qualified shares                (Cost $1,183,101)   $    902,373
                                                                      __________
Total Assets                                                        $ 58,680,559
                                                                      ==========

CONTRACT OWNERS' EQUITY


Contract Owners' Equity (Notes 3 and 7):

Seligman Growth Fund, Inc.

560,730    qualified accumulation
           units outstanding            ($26.8229440 per unit)      $ 15,040,429
100,990    non-qualified accumulation
           units outstanding            ($21.6367710 per unit)         2,185,098

Oppenheimer Multiple Strategies Fund
(formerly Oppenheimer Fund)

102,040    qualified accumulation
           units outstanding            ($10.1080230 per unit)         1,031,423
 17,030    non-qualified accumulation
           units outstanding            ($ 9.8757350 per unit)           168,184

Delaware Group Decatur Fund, Inc.

391,549   qualified accumulation
          units outstanding             ($24.9648690 per unit)         9,774,969
126,163   non-qualified accumulation
          units outstanding             ($24.2643280 per unit)         3,061,260

Windsor Fund

321,465   qualified accumulation
          units outstanding             ($ 20.9142760 per unit)        6,723,208
 73,680   non-qualified accumulation
          units outstand                ($ 18.4789860 per unit)        1,361,532

Dreyfus Third Century Fund

 349,849  qualified accumulation
          units outstanding             ($38.9651160 per unit)        13,631,907
 12,142   non-qualified accumulation
          units outstand                (n34.2764610 per unit)           416,185

Windsor Fund B

127,261  qualified accumulation
         units outstanding              ($24.3092510 per unit)         3,093,620
 40,291  non-qualified accumulation
         units outstand                 ($24.3092510 per unit)           979,444

CIGNA High Yield Fund, Inc.

 49,231  qualified accumulation
         units outstanding              ($ 6.3156780 per unit)           310,927
140,540  non-qualified accumulation
         units outstand                 ($ 6.4207560 per unit)           902,373
                                                                        ________
Contract Owners' Equity                                             $ 58,680,559
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2000
                                  (Unaudited)

                                                     Seligman      Seligman
                                                     Growth Fund   Growth Fund
                                                     Inc.          Inc.
                                                     Qualified     Non-Qualified
Investment Income:
Dividends                                          $          0    $           0

Expenses:
Mortality risk and expense
fees guarantees (Notes 3)                                65,010            9,569
                                                      _________        _________
Investment income - net                                (65,010)          (9,569)
                                                      _________        _________

Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                      0                 0
                                                     _________         _________
Net realized gain (loss) on investments:
Proceeds from sale of shares                          2,786,884          296,461
Cost of shares sold                                   2,431,246          261,890
                                                      _________        _________
Net realized gain (loss) on investments                 355,638           34,571
                                                      _________        _________
Net unrealized gain (loss) on investments             1,120,452          184,794
                                                      _________        _________
Net realized and unrealized
gain (Loss) on investments                            1,476,090          219,365
                                                      _________        _________
Net Increase (Decrease) in Net Assets
from Investment Operations                         $  1,411,080      $   209,796
                                                    ===========      ===========


                                               Oppenheimer       Oppenheimer
                                               Multiple          Multiple
                                               Strategies Fund   Strategies Fund
                                               (formerly         (formerly
                                               Oppenheimer)      Oppenheimer)
                                               Qualified         Qualified
Investment Income:
Dividends                                      $        18,590   $         2,795

Expenses:
Mortality risk and expense
fees guarantees (Notes 3)                                5,020               724
                                                     _________         _________
Investment income - net                                 13,570             2,071
                                                     _________         _________

Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                      0                 0
                                                     _________         _________
Net realized gain (loss) on investments:
Proceeds from sale of shares                           222,166             6,166
Cost of shares sold                                    181,732             6,000
                                                     _________         _________
Net realized gain (loss) on investments                40,434                166
                                                     _________         _________
Net unrealized gain (loss) on investments               7,667              7,152
                                                     _________         _________
Net realized and unrealized gain
(Loss) on investments                                   48,101             7,318
                                                     _________         _________
Net Increase (Decrease) in Net Assets
from Investment Operations                         $    61,671       $     9,389
                                                   ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2000
                                  (Unaudited)

                                                        Delaware   Delaware
                                                        Group      Group
                                                        Decatur    Decatur
                                                        Fund, Inc. Fund, Inc.
                                                        Qualified  Non-Qualified
Investment Income:
Dividends                                              $  152,207  $      41,922

Expenses:
Mortality risk and expense fees guarantees (Notes 3)       51,749         14,447
                                                        _________      _________
Investment income - net                                   100,458         27,475
                                                        _________      _________

Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                         0              0
                                                        _________      _________
Net realized gain (loss) on investments:
Proceeds from sale of shares                            3,291,703        312,557
Cost of shares sold                                     3,863,677        340,227
                                                        _________      _________
Net realized gain (loss) on investments                 (571,974)       (27,670)
                                                        _________      _________
Net unrealized gain (loss) on investments               (402,895)      (196,364)
                                                        _________      _________
Net realized and unrealized gain
 (Loss) on investments                                  (974,869)      (224,034)
                                                        _________      _________
Net Increase (Decrease) in Net Assets
from Investment Operations                            $ (874,411)    $ (196,559)
                                                      ===========    ===========


                                                        Windsor    Windsor
                                                        Fund       Fund
                                                        Qualified  Non-Qualified

Investment Income:
Dividends                                               $  58,846  $      11,780

Expenses:
Mortality risk and expense fees guarantees (Notes 3)       32,356          7,717
                                                         _________     _________
Investment income - net                                    26,490          4,063
                                                         _________     _________

Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                         0              0
                                                         _________     _________
Net realized gain (loss) on investments:
Proceeds from sale of shares                             1,544,065       436,061
Cost of shares sold                                      1,426,622       430,639
                                                         _________     _________
Net realized gain (loss) on investments                    117,443         5,422
                                                         _________     _________
Net unrealized gain (loss) on investments                (293,035)      (18,471)
                                                         _________     _________
Net realized and unrealized gain
(Loss) on investments                                    (175,592)      (13,049)
                                                         _________     _________
Net Increase (Decrease) in Net Assets
from Investment Operations                              $(149,102)   $   (8,986)
                                                        ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2000
                                  (Unaudited)

                                                     Dreyfus       Dreyfus
                                                     Third Century Third Century
                                                     Qualified     Non-Qualified

Investment Income:
Dividends                                            $          0  $           0

Expenses:
Mortality risk and expense fees guarantees (Notes 3)       59,927          1,846
                                                        _________      _________
Investment income - net                                  (59,927)        (1,846)
                                                        _________      _________

Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                         0              0
                                                        _________      _________
Net realized gain (loss) on investments:
Proceeds from sale of shares                            1,408,018         25,960
Cost of shares sold                                     1,403,566         23,880
                                                        _________      _________
Net realized gain (loss) on investments                     4,452          2,080
                                                        _________      _________
Net unrealized gain (loss) on investments                 191,548          5,881
                                                        _________      _________
Net realized and unrealized gain
(Loss) on investments                                     196,000          7,961
                                                        _________      _________
Net Increase (Decrease) in Net Assets
from Investment Operations                           $    136,073    $     6,115
                                                      ===========    ===========


                                                        Windsor    Windsor
                                                        Fund B     Fund B
                                                        Qualified  Non-Qualified

Investment Income:
Dividends                                              $   26,315     $    8,474

Expenses:
Mortality risk and expense fees guarantees (Notes 3)       15,121          6,611
                                                        _________      _________
Investment income - net                                    11,194          1,863
                                                        _________      _________

Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                         0              0
                                                        _________      _________
Net realized gain (loss) on investments:
Proceeds from sale of shares                             942,979         577,906
Cost of shares sold                                      963,779         544,131
                                                        _________      _________
Net realized gain (loss) on investments                  (20,800)         33,775
                                                        _________      _________
Net unrealized gain (loss) on investments                (18,599)       (38,336)
                                                        _________      _________
Net realized and unrealized gain (Loss) on investments   (39,399)        (4,561)
                                                        _________      _________
Net Increase (Decrease) in Net Assets
from Investment Operations                            $   (28,205)   $   (2,698)
                                                       ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2000
                                  (Unaudited)
                                                     CIGNA High  CIGNA High
                                                     Yield Fund, Yield Fund,
                                                     Inc.        Inc.
                                                     Qualified   Non-Qualified

Investment Income:
Dividends                                             $    20,208    $    54,482

Expenses:
Mortality risk and expense fees guarantees (Notes 3)        1,574          4,159
                                                        _________      _________
Investment income - net                                    18,634         50,323
                                                        _________      _________

Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                         0              0
                                                        _________      _________
Net realized gain (loss) on investments:
Proceeds from sale of shares                               52,800          5,394
Cost of shares sold                                        63,755          5,472
                                                        _________      _________
Net realized gain (loss) on investments                  (10,955)           (78)
                                                        _________      _________
Net unrealized gain (loss) on investments                (32,379)      (116,249)
                                                        _________      _________
Net realized and unrealized gain (Loss) on investments   (43,334)      (116,327)
                                                        _________      _________
Net Increase (Decrease) in Net Assets
from Investment Operations                            $  (24,700)    $  (66,004)
                                                      ===========    ===========

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2000
                                  (Unaudited)

                                                      Seligman     Seligman
                                                      Growth Fund  Growth Fund
                                                      Inc.         Inc.
                                                      Qualified    Non-Qualified
Investment Operations:
Investment income-net                                  ($65,010)        ($9,569)
Realized capital gain distributions                            0               0
Net realized gain (loss) on investments                  355,638          34,571
Net unrealized gain (loss) on investments              1,120,452         184,794
                                                      ____________ _____________
Net Increase (Decrease) in net assets
from investmement operations                           1,411,080         209,796
                                                      ____________ _____________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                  4,717             180
Net contract surrenders
and transfers out (Note 3)                           (1,577,544)        (77,123)
Benefit payments to annuitants                          (45,666)       (155,606)
                                                      ____________ _____________
Net Increase (Decrease) from accumulation
unit transactions                                     (1,618,493)      (232,549)
                                                      ____________ _____________
                                                      ($207,413)       ($22,753)

Net Assets:
Net assets at December 31, 1999                      $15,247,842      $2,207,851
                                                      ____________ _____________
Net assets at June 30, 2000                          $15,040,429      $2,185,098
                                                     ===========================

                                                       Seligman     Seligman
                                                      Growth Fund  Growth Fund
                                                      Inc.         Inc.
                                                      Qualified    Non-Qualified

Investment Operations:
Investment income-net                                 ($116,434)       ($16,771)
Realized capital gain distributions                    1,518,869         219,807
Net realized gain (loss) on investments                  121,641          15,814
Net unrealized gain (loss) on investments              1,959,390         283,458
                                                      __________________________
Net Increase (Decrease) in net assets
from investmement operations                           3,483,466         502,308
                                                    ____________   _____________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                  9,349               0
Net contract surrenders
and transfers out (Note 3)                             (732,376)        (99,567)
Benefit payments to annuitants                         (110,685)        (24,502)
                                                     ____________ _____________
Net Increase (Decrease)
from accumulation unit transactions                     (833,712)      (124,069)
                                                      ____________ _____________
                                                      $2,649,754        $378,239
Net Assets:
Net assets at December 31, 1998                       12,598,088       1,829,612
                                                      ____________ _____________
Net assets at December 31, 1999                   $  $15,247,842      $2,207,851
                                                   =============================

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2000
                                  (Unaudited)
                                                    Multiple      Multiple
                                                    Strategies    Strategies
                                                    Fund          Fund
                                                    (formerly      (formerly
                                                     Oppenheimer)  Oppenheimer)
Investment Operations:
Investment income-net                                     13,570           2,071
Realized capital gain distributions                            0               0
Net realized gain (loss) on investments                   40,434             166
Net unrealized gain (loss) on investments                  7,667           7,152
                                                    ____________    ____________
Net Increase (Decrease)
in net assets from investment operations                  61,671           9,389
                                                    ____________    ____________

Accumulation Unit Transactions
Net contract considerations
and transfers in (Note 3)                                    291               0
Net contract surrenders
and transfers out (Note 3)                             (187,557)           (395)
Benefit payments to annuitants                           (3,249)           (602)
                                                    ____________    ____________
Net Increase (Decrease) from
accumulation unit transactions                         (190,515)           (997)
                                                    ____________    ____________
                                                       (128,844)           8,392
Net Assets:
Net assets at December 31, 1999                        1,160,267         159,792
                                                    ____________    ____________
Net assets at June 30, 2000                        $   1,031,423    $    168,184
                                                   =============================

                                                Multiple          Multiple
                                                Strategies        Strategies
                                                Fund              Fund
                                                (formerly         (formerly
                                                Oppenheimer )     Oppenheimer )
Investment Operations:
Investment income-net                             $       39,709  4        6,640
Realized capital gain distributions                       78,520          10,699
Net realized gain (loss) on investments                   86,681          26,468
Net unrealized gain (loss) on investments               (90,965)        (24,470)
                                                    ____________    ____________
Net Increase (Decrease) in net
assets from investment operations                        113,945          19,337
                                                    ____________    ____________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                  1,226               0
Net contract surrenders
and transfers out (Note 3)                             (339,015)        (55,464)
Benefit payments to annuitants                          (16,907)        (79,036)
                                                    ____________    ____________
Net Increase (Decrease)
from accumulation unit transations                     (354,696)       (134,500)
                                                    ____________    ____________
                                                       (240,751)       (115,163)
Net Assets:
Net assets at December 31, 1998                        1,401,018         274,955
                                                    ____________    ____________
Net assets at December 31, 1999                   $    1,160,267         159,792
                                                   =============================

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2000
                                  (Unaudited)
                                                      Delaware      Delaware
                                                      Group          Group
                                                      Decatur        Decatur
                                                      Fund, Inc.    Fund, Inc.
                                                      Qualified    Non-Qualified
Investment Operations:
Investment income-net                                 $  100,458   $      27,475
Realized capital gain distributions                            0               0
Net realized gain (loss) on investments                (571,974)        (27,670)
Net unrealized gain (loss) on investments              (402,895)       (196,364)
                                                      ___________  _____________
Net Increase (Decrease) in net
assets from investment operations                       (874,411)      (196,559)
                                                      ___________  _____________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                 15,583               0
Net contract surrenders
and transfers out (Note 3)                           (2,947,413)       (278,440)
Benefit payments to annuitants                         (215,980)        (21,096)
                                                     ___________   _____________
Net Increase (Decrease) from
accumulation unit transactions                        (3,147,810)      (299,536)
                                                      ___________  _____________
                                                      (4,022,221)      (496,095)
Net Assets:
Net assets at December 31, 1999                       13,797,190       3,557,355
                                                      ___________  _____________
Net assets at June 30, 2000                          $ 9,774,969   $   3,061,260
                                                     ===========================


                                                       Delaware      Delaware
                                                      Group          Group
                                                      Decatur        Decatur
                                                      Fund, Inc.    Fund, Inc.
                                                      Qualified    Non-Qualified
Investment Operations:
Investment income-net                                 $  272,666   $      70,818
Realized capital gain distributions                      384,524          97,595
Net realized gain (loss) on investments                  49,215             (71)
Net unrealized gain (loss) on investments            (1,352,313)       (340,298)
                                                     ___________   _____________
Net Increase (Decrease) in net
assets from investment operations                      (645,908)       (171,956)
                                                     ___________   _____________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                651,974               0
Net contract surrenders
and transfers out (Note 3)                           (1,547,806)       (300,479)
Benefit payments to annuitants                          (97,603)       (284,687)
                                                     ___________   _____________
Net Increase (Decrease) from
accumulation unit transactions                         (993,435)       (585,166)
                                                     ___________   _____________
                                                     (1,639,343)       (757,122)
Net Assets:
Net assets at December 31, 1998                       15,436,533       4,314,477
                                                     ___________   _____________
Net assets at December 31, 1999                 $     13,797,190   $   3,557,355
                                                 ===============================

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2000
                                  (Unaudited)
                                                      Windsor        Windsor
                                                      Fund          Fund
                                                      Qualified    Non-Qualified
Investment Operations:
Investment income-net                                $    26,490   $       4,063
Realized capital gain distributions                            0               0
Net realized gain (loss) on investments                  117,443           5,422
Net unrealized gain (loss) on investments              (293,035)        (18,471)
                                                     ___________   _____________
Net Increase (Decrease) in net assets
from investment operations                             (149,102)         (8,986)
                                                     ___________   _____________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                               139,739                0
Net contract surrenders
and transfers out (Note 3)                          (1,266,097)        (429,664)
Benefit payments to annuitants                         (44,905)                0
                                                   ___________     _____________
Net Increase (Decrease) from
accumulation unit transactions                      (1,171,263)        (429,664)
                                                    ___________    _____________
                                                    (1,320,365)        (438,650)
Net Assets:
Net assets at December 31, 1999                      8,043,573         1,800,182
                                                   ___________     _____________
Net assets at June 30, 2000                        $ 6,723,208     $   1,361,532
                                                   =============================


                                                      Windsor        Windsor
                                                      Fund          Fund
                                                      Qualified    Non-Qualified
Investment Operations:
Investment income-net                                $   251,476   $      55,023
Realized capital gain distributions                      735,781         155,480
Net realized gain (loss) on investments                  948,113             932
Net unrealized gain (loss) on investments              (768,878)        (43,602)
                                                     ___________   _____________
Net Increase (Decrease) in net assets
from investment operations                            1,166,492          167,833
                                                     ___________   _____________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                34,907           50,000
Net contract surrenders
and transfers out (Note 3)                           (5,415,444)         (1,553)
Benefit payments to annuitants                         (111,399)               0
                                                     ___________   _____________
Net Increase (Decrease) from
accumulation unit transactions                       (5,491,936)          48,447
                                                     ___________   _____________
                                                     (4,325,444)         216,280
Net Assets:
Net assets at December 31, 1998                       12,369,017       1,583,902
                                                     ___________   _____________
Net assets at December 31, 1999                    $   8,043,573   $   1,800,182
                                                     ===========================

   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2000
                                  (Unaudited)

                                                     Dreyfus        Dreyfus
                                                     Third Century Third Century
                                                     Qualified     Non-Qualified
Investment Operations:
Investment income-net                               $   (59,927)    $    (1,846)
Realized capital gain distributions                            0               0
Net realized gain (loss) on investments                    4,452           2,080
Net unrealized gain (loss) on investments                191,548           5,881
                                                          ______________________
Net Increase (Decrease) in net assets
from investment operations                               136,073           6,115
                                                          ______________________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                  1,666               0
Net contract surrenders
and transfers out (Note 3)                             (616,710)        (23,725)
Benefit payments to annuitants                              (88)           (555)
                                                      __________________________
Net Increase (Decrease) from
accumulation unit transactions                          (615,132)       (24,280)
                                                      __________________________
                                                       (479,059)        (18,165)
Net Assets:
Net assets at December 31, 1999                       14,110,966         434,350
                                                      __________________________
Net assets at June 30, 2000                         $ 13,631,907      $  416,185
                                                     ===========================

                                                 Dreyfus           Dreyfus
                                                 Third Century     Third Century
                                                 Qualified         Non-Qualified
Investment Operations:
Investment income-net                               $     94,754   $       2,700
Realized capital gain distributions                      985,840          30,330
Net realized gain (loss) on investments                  122,844           6,920
Net unrealized gain (loss) on investments              2,043,692          55,172
                                                      __________________________
Net Increase (Decrease) in net
assets from investment operations                      3,247,130          95,122
                                                    ____________________________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                               465,060          165,392
Net contract surrenders
and transfers out (Note 3)                          (1,294,227)        (177,115)
Benefit payments to annuitants                         (25,445)          (1,017)
                                                    ____________________________
Net Increase (Decrease) from
accumulation unit transactions                        (854,612)         (12,740)
                                                    ____________________________
                                                       2,392,518          82,382
Net Assets:
Net assets at December 31, 1998                       11,718,448         351,968
                                                  ______________________________
Net assets at December 31, 1999                   $   14,110,966     $   434,350
                                                   =============================

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2000
                                  (Unaudited)

                                                      Windsor        Windsor
                                                      Fund B        Fund B
                                                      Qualified    Non-Qualified
Investment Operations:
Investment income-net                                $    11,194   $       1,863
Realized capital gain distributions                            0               0
Net realized gain (loss) on investments                  (20,800)         33,775
Net unrealized gain (loss) on investments                (18,599)       (38,336)
                                                      __________________________
Net Increase (Decrease) in net assets
from investment operations                               (28,205)        (2,698)
                                                      __________________________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                 21,060               0
Net contract surrenders
and transfers out (Note 3)                             (705,101)       (570,845)
Benefit payments to annuitants                           (1,310)         (1,071)
                                                      __________________________
Net Increase (Decrease) from
accumulation unit transactions                         (685,351)       (571,916)
                                                      __________________________
                                                       (713,556)       (574,614)
Net Assets:
Net assets at December 31, 1999                        3,807,176       1,554,058
                                                      __________________________
Net assets at June 30, 2000                          $ 3,093,620      $  979,444
                                                     ===========================


                                                      Windsor      Windsor
                                                      Fund B       Fund B
                                                      Qualified    Non-Qualified
Investment Operations:
Investment income-net                                $   116,595    $     47,291
Realized capital gain distributions                      329,655         134,239
Net realized gain (loss) on investments                   46,936          26,830
Net unrealized gain (loss) on investments               (83,964)        (28,929)
                                                      __________________________
Net Increase (Decrease) in net
assets from investment operations                            409,222     179,431
                                                      __________________________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                114,977               0
Net contract surrenders
and transfers out (Note 3)                             (652,069)       (324,781)
Benefit payments to annuitants                           (2,756)         (2,296)
                                                      __________________________
Net Increase (Decrease) from
accumulation unit transactions                         (539,848)       (327,077)
                                                      __________________________
                                                       (130,626)       (147,646)
Net Assets:
Net assets at December 31, 1998                        3,937,802       1,701,704
                                                      __________________________
Net assets at December 31, 1999                   $    3,807,176     $ 1,554,058
                                                     ===========================

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2000
                                  (Unaudited)


                                                    CIGNA High  CIGNA High
                                                    Yield Fund, Yield Fund, Inc.
                                                    Qualified   Non-Qualified
Investment Operations:
Investment income-net                             $        18,634         50,323
Realized capital gain distributions                            0               0
Net realized gain (loss) on investments                 (10,955)            (78)
Net unrealized gain (loss) on investments               (32,379)       (116,249)
                                                    ____________     ___________
Net Increase (Decrease) in
net assets from investment operations                   (24,700)        (66,004)
                                                    ____________     ___________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                      0           1,451
Net contract surrenders
and transfers out (Note 3)                               (37,083)              0
Benefit payments to annuitants                           (13,871)              0
                                                    ____________     ___________
Net Increase (Decrease) from
accumulation unit transactions                           (50,954)          1,451
                                                    ____________     ___________
                                                         (75,654)       (64,553)
Net Assets:
Net assets at December 31, 1999                          386,581         966,926
                                                    ____________     ___________
Net assets at June 30, 2000                         $    310,927    $    902,373
                                                    ============================


                                                 CIGNA High      CIGNA High
                                                Yield Fund,     Yield Fund, Inc.
                                                Non-Qualified    Non-Qualified
Investment Operations:
Investment income-net                           $         40,010  $       99,277
Realized capital gain distributions                            0               0
Net realized gain (loss) on investments                  (4,869)        (27,287)
Net unrealized gain (loss) on investments               (29,032)        (58,458)
                                                    ____________     ___________
Net Increase (Decrease)
in net assets from investment operations                  6,109           13,532
                                                     ____________    ___________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                      0               0
Net contract surrenders
and transfers out (Note 3)                              (76,838)       (236,703)
Benefit payments to annuitants                                 0               0
                                                    ____________     ___________
Net Increase (Decrease) from
accumulation unit transactions                          (76,838)       (236,703)
                                                    ____________     ___________
                                                        (70,729)       (223,171)
Net Assets:
Net assets at December 31, 1998                         457,310        1,190,097
                                                    ___________      ___________
Net assets at December 31, 1999                   $     386,581      $   966,926
                                                    ============================

   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A

                          NOTES TO FINANCIAL STATEMENTS

June 30, 2000

Note 1. Organization

Life Insurance Company of North America - Separate Account A (the"Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund), Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value investments is based on closing bid prices (net asset value) at June 30, 2000; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the six-month period ended June 30, 2000 were $59,945 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the six-month period ended June 30, 2000 were as follows:

         Transfers between Separate
           Account A subdivisions           $   122,175

         Transfers from the General
           Account                          $     1,116

         Transfers to the General
           Account                          $   216,407

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the year ended December 31, 1999, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2000, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.



Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


Note 7.  Accumulation unit transactions

Period Ended   June 30, 2000


The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the six-month period ended June 30, 2000 and units outstanding at June 30, 2000 were as follows:




                                                       Seligman    Seligman
                                                       Growth Fund Growth Fund
                                                       Inc.        Inc.
                                                       Qualified   Non-Qualified

Units outstanding at December 31, 1999                   27,027          112,479

Units purchased and transfers in                            196                9

Benefits, surrenders and transfers out                 (66,493)         (11,498)
                                                      _________        _________
Units outstanding at June 30, 2000                      560,730          100,990
                                                      =========        =========

                                                      Oppenheimer  Oppenheimer
                                                       Multiple    Multiple
                                                       Strategie   Strategies
                                                       Fund        Fund
                                                       (formerly   (formerly
                                                       Oppenheim   Oppenheimer
                                                       Fund )      Fund )
                                                       Qualified   Non-Qualified


Units outstanding at December 31, 1999                   21,783           17,141

Units purchased and transfers in                             30                0

Benefits, surrenders and transfers out                 (19,773)            (111)
                                                      _________        _________
Units outstanding at June 30, 2000                      102,040           17,030
                                                      =========        =========




                                                        Delaware   Delaware
                                                        Group      Group
                                                        Decatur    Decatur
                                                        Fund, Inc  Fund, Inc.
                                                        Qualified  Non-Qualified


Units outstanding at December 31, 1999                    16,817         137,069

Units purchased and transfers in                             619               0

Benefits, surrenders and transfers out                 (125,887)        (10,906)
                                                       _________       _________
Units outstanding at June 30, 2000                       391,549         126,163
                                                       =========       =========




                                                      Windsor      Windsor
                                                      Fund         Fund
                                                      Qualified    Non-Qualified


Units outstanding at December 31, 1999                   79,625           96,078

Units purchased and transfers in                          6,656                0

Benefits, surrenders and transfers out                 (64,816)         (22,398)
                                                      _________        _________
Units outstanding at June 30, 2000                      321,465           73,680
                                                      =========        =========




                                                     Dreyfus       Dreyfus
                                                     Third Century Third Century
                                                     Qualified     Non-Qualified


Units outstanding at December 31, 1999                  67,152            12,832

Units purchased and transfers in                            42                 0

Benefits, surrenders and transfers out                (17,345)             (690)
                                                     _________         _________
Units outstanding at June 30, 2000                     349,849            12,142
                                                     =========         =========


                                                       Windsor     Windsor
                                                       Fund B      Fund B
                                                       Qualified   Non-Qualified


Units outstanding at December 31, 1999                  56,228            63,049

Units purchased and transfers in                         1,244                 0

Benefits, surrenders and transfers out                (30,211)          (22,758)
                                                     _________         _________
Units outstanding at June 30, 2000                     127,261            40,291
                                                     =========         =========

                                                        CIGNA High CIGNA High
                                                        Yield Fund Yield Fund,
                                                        Inc.       Inc.
                                                        Qualified  Non-Qualified


Units outstanding at December 31, 1999                    56,999         140,410

Units purchased and transfers in                               0             130

Benefits, surrenders and transfers out                   (7,768)               0
                                                       _________       _________
Units outstanding at June 30, 2000                        49,231         140,540
                                                       =========       =========




The accumulation units for thirteen of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2000 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                        Accumulation  Aggregate
                                                          Units       Value

Seligman Growth Fund, Inc. Qualified                      32,698        $877,057
Seligman Growth Fund, Inc. Non-Qualified                   7,620        $164,872
Oppenheimer Fund Qualified                                 2,537         $25,644
Oppenheimer Fund Non-Qualified                             1,410         $13,925
Delaware Group Decatur Fund, Inc. Qualified               21,067        $525,935
Delaware Group Decatur Fund, Inc. Non-Qualified           21,711        $526,803
Windsor Fund Qualified                                    41,323        $864,241
Dreyfus Third Century Qualified                           17,550        $683,838
Dreyfus Third Century Non-Qualified                          387         $13,265
Windsor Fund B Qualified                                  10,151        $246,763
Windsor Fund B Non-Qualified                               1,298         $31,553
AIM High Yield Qualified                                   3,728         $23,545
AIM High Yield Non-Qualified                              13,282         $85,280



                                                         Monthly      Annuity
                                                        Annuity Unit  Unit Value

Seligman Growth Fund, Inc. Qualified                      1,340        9.6695175
Seligman Growth Fund, Inc. Non-Qualified                  1,008        7.8015449
Oppenheimer Fund Qualified                                  192        3.6604361
Oppenheimer Fund Non-Qualified                               47        3.5774845
Delaware Group Decatur Fund, Inc. Qualified                 907        9.1512309
Delaware Group Decatur Fund, Inc. Non-Qualified             544        8.7575823
Windsor Fund Qualified                                    1,300        7.5760841
Dreyfus Third Century Qualified                             636        7.4401168
Dreyfus Third Century Non-Qualified                          19        7.3414243
Windsor Fund B Qualified                                    199        3.0342496
Windsor Fund B Non-Qualified                                103        1.9351078
AIM High Yield Qualified                                     83        3.3555973
AIM High Yield Non-Qualified                                501        0.9763728